CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Net income	¥ 2,492,967	¥ 2,874,614	¥ 2,282,378
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	99,223	(49,242)	387,427
Remeasurements of defined benefit plans	65,153	136,250	216,272
Share of other comprehensive income of equity method investees	(77,148)	113,641	80,472
Total of items that will not be reclassified to profit (loss)	87,228	200,648	684,172
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations	676,042	902,844	403,636
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(115,738)	(154,174)	(83,503)
Share of other comprehensive income of equity method investees	180,181	193,811	8,172
Total of items that may be reclassified subsequently to profit (loss)	740,485	942,480	328,305
Total other comprehensive income, net of tax	827,713	1,143,129	1,012,476
Comprehensive income	3,320,681	4,017,742	3,294,854
Comprehensive income for the period attributable to
Toyota Motor Corporation	3,251,090	3,954,350	3,217,806
Non-controlling interests	69,591	63,392	77,048
Comprehensive income	¥ 3,320,681	¥ 4,017,742	¥ 3,294,854